Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Dividends declared	$ 167.9	$ 156.8
Dividend declared per share	$ 0.91	$ 0.87
Cash dividends declared	$ 125.8	$ 118.1
Share dividends paid - DRIP	$ 42.1	$ 38.7